Condensed Statements of Changes in Temporary Equity and Shareholders' Deficit - USD ($)	Total	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Common Class A [Member]	Common Class A [Member] Common Stock [Member]	Common Class B [Member]	Common Class B [Member] Common Stock [Member]
Balance at the beginning (Shares) at Mar. 04, 2021					0		0
Balance at the beginning (Amount) at Mar. 04, 2021	$ 0	$ 0	$ 0		$ 0		$ 0
Proceeds from the sale of Class A ordinary, (Shares)					23,000,000
Proceeds from the sale of Class A ordinary, (Amount)					$ 230,000,000
Paid underwriters fees					(4,600,000)
Deferred underwriting fees payable					(8,050,000)
Liabilities associated to Public Warrants					(5,784,500)
Excess fair value over consideration of the founder shares offered to the anchor investors	8,306,250		8,306,250		(8,306,250)
Other offering costs					(878,152)
Excess cash received over fair value of Private Placement Warrants	4,423,300	4,423,300
Remeasurement of Class A ordinary shares to redemption value	(29,918,902)	(4,447,725)	(25,471,177)		$ 29,918,902
Issuance of ordinary shares to Sponsor (Shares)							5,750,000
Issuance of ordinary shares to Sponsor (Amount)	25,000	24,425					$ 575
Net (loss) income	(2,633,699)		(2,633,699)
Balance at the end (Shares) at Dec. 31, 2021					23,000,000		5,750,000
Balance at the end (Amount) at Dec. 31, 2021	(19,798,051)	0	(19,798,626)		$ 232,300,000		$ 575
Net (loss) income	3,799,755		3,799,755	$ 3,039,804		$ 759,951
Balance at the end (Shares) at Mar. 31, 2022					23,000,000		5,750,000
Balance at the end (Amount) at Mar. 31, 2022	(15,998,296)	0	(15,998,871)		$ 232,300,000		$ 575
Balance at the beginning (Shares) at Dec. 31, 2021					23,000,000		5,750,000
Balance at the beginning (Amount) at Dec. 31, 2021	(19,798,051)	0	(19,798,626)		$ 232,300,000		$ 575
Gain on settlement of underwriting fees	7,847,542		7,847,542
Remeasurement of Class A ordinary shares to redemption value	(2,316,046)		(2,316,046)		$ 2,316,046
Net (loss) income	9,759,713		9,759,713	7,807,770		1,951,943
Balance at the end (Shares) at Dec. 31, 2022					23,000,000		5,750,000
Balance at the end (Amount) at Dec. 31, 2022	(4,506,842)	0	(4,507,417)		$ 234,616,046		$ 575
Remeasurement of Class A ordinary shares to redemption value	(2,369,220)		(2,369,220)		$ 2,369,220
Net (loss) income	(1,532,112)		(1,532,112)	$ (1,225,690)		$ (306,422)
Balance at the end (Shares) at Mar. 31, 2023					23,000,000		5,750,000
Balance at the end (Amount) at Mar. 31, 2023	$ (8,408,174)	$ 0	$ (8,408,749)		$ 236,985,266		$ 575